                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08134

                         Eaton Vance Municipals Trust II
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  January 31st
                                  ------------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC]

SEMIANNUAL REPORT JULY 31, 2003

[GRAPHIC]

EATON VANCE HIGH YIELD MUNICIPALS FUND

[GRAPHIC]

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122

                                IMPORTANT NOTICE
                             REGARDING DELIVERY OF
                             SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

QUALITY SPREADS: COMPENSATION FOR ADDED CREDIT RISK...

The term "quality spread" refers to the difference in yields between bonds of varying quality but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

SPREAD FLUCTUATIONS ARE INFLUENCED BY A VARIETY OF FACTORS...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB-rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

SPREADS CONSTITUTE A KEY FACTOR IN INVESTMENT DECISIONS...

Quality spreads have a profound influence on the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in a lower-quality, higher-yielding bond. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                                          Sincerely,

                                          /s/ Thomas J. Fetter

                                          Thomas J. Fetter
                                          President
                                          September 10, 2003

     MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MARKET RECAP

The U.S. economy saw anecdotal signs of improvement in the first half of 2003, although the pace of recovery was fairly slow. The conclusion of official hostilities in Iraq and the passage of significant tax legislation gave consumers added confidence. While capital spending remained below past recovery rates, some businesses were starting to invest in new plants and equipment.

TAX CUTS HAVE HAVE RAISED DISPOSABLE INCOME AND BOOSTED CONSUMER SPENDING...

Some long-depressed sectors showed signs of a rebound in the first half of 2003. The manufacturing sector, which has lagged in recent years, enjoyed a modest rise in industrial production. Tax cuts passed earlier this year resulted in higher disposable income, adding some support to the retail sector. Meanwhile, capital spending, which has languished amid the economic uncertainty of recent years, finally showed signs of a rebound, as some companies moved to replace aging equipment. A convincing recovery could add further momentum to business investment. On a less positive note, a rise in mortgage rates raised some concerns about the housing sector, which has been the primary engine for the economy in recent years.

WAITING FOR A RECOVERY TO TAKE HOLD, THE FEDERAL RESERVE HAS MAINTAINED AN ACCOMMODATIVE MONETARY POLICY...

Gross Domestic Product expanded 1.4% in the first quarter of 2003, followed by a 2.4% rise in the second quarter. The nation's unemployment rate was 6.2% in July 2003, a modest improvement from recent months. More encouraging, claims for unemployment insurance continued to decline slightly, suggesting a gradual improvement on the job-search front. Inflation has remained quite tame. In fact, many economists have pointed to DE-flation as a more worrisome threat. In that environment, the Federal Reserve has maintained an accommodative monetary posture, lowering its Federal Funds rate - a key short-term interest rate barometer - to 1.00% in June. The decline in short-term interest rates helped fuel a stock market rally.

Municipal bonds yield 94% of Treasury yields

30-Year AAA-rated
General Obligation (GO) Bonds*      5.08%

Taxable equivalent yield
in 35.0% tax bracket                7.82%

30-Year Treasury bond               5.41%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of July 31, 2003.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

However, longer-term interest rates moved higher, prompting a modest bond market correction in the second quarter. Ten-year Treasury bond yields - which opened 2003 at 3.82% - rose to 4.52% by July 31, in response to the anticipation of a stronger economy. Not surprisingly, the Lehman Brothers Municipal Bond Index had a total return of just 0.43% for the six months ended July 31, 2003.*

WHILE FEDERAL TAX RATES HAVE FALLEN, STATE TAXES HAVE BEEN ON THE RISE...

Modest growth, global competition and productivity gains have kept inflation - the primary nemesis of bonds - at bay. Meanwhile, the rationale for tax-exempt income remains intact. While federal tax rates have been reduced, many state governments - most of which have constitutional mandates to balance their budgets - have enacted property and income tax increases to make up for revenue shortfalls and budget deficits. We believe that municipal bonds will continue to present interesting investment opportunities and to merit a place in the portfolios of tax-conscious investors.

  *It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]

Thomas M. Metzold
Portfolio Manager

Management Update

- The U.S. economy generated stronger, if uneven, growth in the six months ended July 31, 2003. Low interest rates and tax cuts encouraged consumers, while progress on the geopolitical front eased the concerns of businesses and employers. The nation's jobless rates in July 2003 was 6.2%, up from 5.9% a year ago.

- Industrial development revenue bonds (IDR) were again the Portfolio's largest sector weighting at July 31. In a weak economy, management emphasized increasingly strict credit criteria, focusing on projects with conservative structures and covenants and yields that were commensurate with credit risk.

- Senior living/life care bonds were major holdings. While deemed by management an interesting investment opportunity and a compelling health care alternative, management was increasingly selective with respect to these research-intensive bonds because of overcapacity in some areas of the sector.

- The Portfolio found some unique opportunities in casino bonds. These bonds were issued by local jurisdictions to provide financing for the development of tribal casino and resort properties. Debt service on the bonds is paid by revenues generated by the gaming facilities.

- The Portfolio continued to focus on call protection as a key strategic consideration. The value of active management of call protection was especially evident during this period of declining rates, as less than 2% of the Portfolio's bonds were called in the 12 months ended July 31, 2003.

- The Fund's Class A shares were ranked #1 of 75 funds in the High Yield Municipal Fund Classification for the 1-year period ended July 31, 2003, according to Lipper Inc., a nationally recognized monitor of mutual fund performance.(1) The Fund's Class A shares were ranked #5 of 69 funds and #14 of 50 funds, respectively, for the 3- and 5-year periods.

FUND PERFORMANCE FOR THE PAST SIX MONTHS

- During the six months ended July 31, 2003, the Fund's Class A shares had a total return of 5.24%.(2) This return resulted from an increase in net asset value (NAV) per share to $9.91 on July 31, 2003 from $9.73 on January 31, 2003, and the reinvestment of $0.322 in tax-free income.(3)

- The Fund's Class B shares had a total return of 4.85% during the six months ended July 31, 2003,(2) the result of an increase in NAV per share to $9.88 from $9.70, and the reinvestment of $0.285 in tax-free income.(3)

- The Fund's Class C shares had a total return of 4.90% during the six months ended July 31, 2003,(2) the result of an increase in NAV per share to $9.17 from $9.00, and the reinvestment of $0.265 in tax-free income.(3)

- Based on the Fund's most recent dividends and NAVs on July 31, 2003 of $9.91 per share for Class A, $9.88 per share for Class B and $9.17 per share for Class C, the distribution rates were 6.56%, 5.82% and 5.83% for Class A, Class B and Class C, respectively.(4) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 10.09%, 8.95% and 8.97%, respectively.(5)

- The SEC 30-day yields for Class A, Class B and Class C shares at July 31 were 7.03%, 6.63% and 6.62%, respectively.(6) The SEC 30-day yields of Class A, Class B and Class C are equivalent to taxable yields of 10.82%, 10.20% and 10.18%, respectively.(5)

          FUND OVERVIEW(7)

          Number of Issues                   163
          Average Maturity             21.9 Yrs.
          Average Rating+                   BBB-
          Average Call                  6.1 Yrs.
          Average Dollar Price       $     93.53

FUND INFORMATION
as of July 31, 2003

PERFORMANCE(8)                                        CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                                 8.37%    7.56%    7.59%
Five Years                                               3.50     2.69     2.67
Life of Fund+                                            6.45     5.58     4.10

SEC Average Annual Total Returns (including sales
 charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                                 3.19%    2.56%    6.59%
Five Years                                               2.50     2.38     2.67
Life of Fund+                                            5.80     5.58     4.10

+ Inception Dates - Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97

[CHART]

RATING DISTRIBUTION(7) By total investments

Non-Rated               73.1%
AAA                     11.6%
AA                       2.8%
A                        1.8%
BBB                      8.6%
BB                       0.4%
B                        0.9%
CCC and below            0.8%

(1) Source: Lipper Inc.Rankings are based on percent change in net asset value and do not take sales charges into consideration. Rankings for other Classes will vary. It is not possible to invest directly in a Lipper Classification.

(2) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares.

(3) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax.

(4) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent rates assume maximum 35.0% federal tax rate. Rate does not reflect state taxes. A lower rate would result in lower tax-equivalent figures.

(6) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7)  Fund Overview and Rating Distribution are subject to change.

(8) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC return for Class C includes 1% CDSC.

+    Average rating is based, in part, on internal Eaton Vance ratings.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003
Assets
------------------------------------------------------
Investment in High Yield Municipals
   Portfolio, at value
   (identified cost, $409,837,032)        $402,510,105
Receivable for Fund shares sold              1,549,173
------------------------------------------------------
TOTAL ASSETS                              $404,059,278
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,980,031
Dividends payable                            1,220,934
Payable to affiliate for distribution
   and service fees                             84,991
Accrued expenses                                57,523
------------------------------------------------------
TOTAL LIABILITIES                         $  3,343,479
------------------------------------------------------
NET ASSETS                                $400,715,799
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $435,955,734
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (29,189,272)
Accumulated undistributed net investment
   income                                    1,276,264
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (7,326,927)
------------------------------------------------------
TOTAL                                     $400,715,799
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $157,393,191
SHARES OUTSTANDING                          15,879,835
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.91
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.91)       $      10.40
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $197,260,990
SHARES OUTSTANDING                          19,964,108
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.88
------------------------------------------------------

Class C Shares
------------------------------------------------------
NET ASSETS                                $ 46,061,618
SHARES OUTSTANDING                           5,020,785
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.17
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2003
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $15,670,316
Expenses allocated from Portfolio          (1,333,693)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $14,336,623
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     1,552
Distribution and service fees
   Class A                                    187,983
   Class B                                    964,140
   Class C                                    198,807
Transfer and dividend disbursing agent
   fees                                       102,824
Registration fees                              29,028
Printing and postage                           26,095
Custodian fee                                  17,490
Legal and accounting services                   1,164
Miscellaneous                                   3,569
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,532,652
-----------------------------------------------------

NET INVESTMENT INCOME                     $12,803,971
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 2,791,464
   Financial futures contracts               (494,699)
-----------------------------------------------------
NET REALIZED GAIN                         $ 2,296,765
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,307,653)
   Financial futures contracts              3,781,105
   Interest rate swap contracts             1,386,778
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 3,860,230
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 6,156,995
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $18,960,966
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JULY 31, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       JANUARY 31, 2003
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     12,803,971  $     23,816,714
   Net realized gain (loss)                      2,296,765       (21,326,828)
   Net change in unrealized
      appreciation (depreciation)                3,860,230        22,183,563
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     18,960,966  $     24,673,449
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (4,964,623) $     (9,622,365)
      Class B                                   (5,656,762)      (11,092,978)
      Class C                                   (1,163,681)       (1,664,380)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (11,785,066) $    (22,379,723)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     28,469,010  $     43,181,989
      Class B                                   18,919,118        33,231,644
      Class C                                   12,660,116        17,681,401
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    1,210,419         2,317,469
      Class B                                    1,538,046         3,011,806
      Class C                                      474,490           713,042
   Cost of shares redeemed
      Class A                                  (22,110,853)      (34,446,530)
      Class B                                  (15,784,844)      (35,727,928)
      Class C                                   (3,444,482)       (6,299,795)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     21,931,020  $     23,663,098
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     29,106,920  $     25,956,824
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    371,608,879  $    345,652,055
----------------------------------------------------------------------------
AT END OF PERIOD                          $    400,715,799  $    371,608,879
----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $      1,276,264  $        257,359
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                              CLASS A
                                  ------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       ----------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2003(1)          2002(1)(2)          2001(1)        2000         1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.730         $  9.660           $  9.800          $  9.790      $ 11.380      $ 11.570
----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.348         $  0.682           $  0.627          $  0.640      $  0.640      $  0.647
Net realized and unrealized
   gain (loss)                           0.154            0.031             (0.128)            0.015        (1.585)       (0.176)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.502         $  0.713           $  0.499          $  0.655      $ (0.945)     $  0.471
----------------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.322)        $ (0.643)          $ (0.639)         $ (0.645)     $ (0.645)     $ (0.661)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.322)        $ (0.643)          $ (0.639)         $ (0.645)     $ (0.645)     $ (0.661)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.910         $  9.730           $  9.660          $  9.800      $  9.790      $ 11.380
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           5.24%            7.59%              5.18%             6.89%        (8.62)%        4.16%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $157,393         $147,004           $134,950          $117,525      $114,610      $128,347
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.04%(5)         1.05%              1.07%             1.08%         1.01%         0.95%
   Expenses after custodian
      fee reduction(4)                    1.04%(5)         1.05%              1.07%             1.08%         1.00%         0.94%
   Net investment income                  7.14%(5)         7.01%              6.37%             6.52%         5.95%         5.60%
Portfolio Turnover of the
   Portfolio                                17%              15%                24%               30%           58%           25%
----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                              CLASS B
                                  ------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       ----------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2003(1)          2002(1)(2)          2001(1)        2000         1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.700         $  9.640           $  9.770          $  9.750      $ 11.330      $ 11.520
----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.311         $  0.606           $  0.545          $  0.559      $  0.554      $  0.554
Net realized and unrealized
   gain (loss)                           0.154            0.022             (0.120)            0.016        (1.579)       (0.167)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.465         $  0.628           $  0.425          $  0.575      $ (1.025)     $  0.387
----------------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.285)        $ (0.568)          $ (0.555)         $ (0.555)     $ (0.555)     $ (0.577)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.285)        $ (0.568)          $ (0.555)         $ (0.555)     $ (0.555)     $ (0.577)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.880         $  9.700           $  9.640          $  9.770      $  9.750      $ 11.330
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           4.85%            6.66%              4.38%             6.02%        (9.32)%        3.44%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $197,261         $188,959           $187,232          $191,418      $204,348      $237,497
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.79%(5)         1.80%              1.82%             1.87%         1.77%         1.72%
   Expenses after custodian
      fee reduction(4)                    1.79%(5)         1.80%              1.82%             1.87%         1.76%         1.71%
   Net investment income                  6.39%(5)         6.25%              5.56%             5.72%         5.18%         4.83%
Portfolio Turnover of the
   Portfolio                                17%              15%                24%               30%           58%           25%
----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                              CLASS C
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2003(1)          2002(1)(2)          2001(1)        2000        1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.000           $ 8.950           $ 9.060            $ 9.030      $10.490       $10.680
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.288           $ 0.561           $ 0.511            $ 0.516      $ 0.505       $ 0.506
Net realized and unrealized
   gain (loss)                          0.147             0.017            (0.112)             0.019       (1.460)       (0.169)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.435           $ 0.578           $ 0.399            $ 0.535      $(0.955)      $ 0.337
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.265)          $(0.528)          $(0.509)           $(0.505)     $(0.505)      $(0.527)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.265)          $(0.528)          $(0.509)           $(0.505)     $(0.505)      $(0.527)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.170           $ 9.000           $ 8.950            $ 9.060      $ 9.030       $10.490
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.90%             6.61%             4.43%              6.04%       (9.38)%        3.22%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $46,062           $35,646           $23,470            $17,285      $17,699       $24,576
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.79%(5)          1.80%             1.82%              1.89%        1.84%         1.79%
   Expenses after custodian
      fee reduction(4)                   1.79%(5)          1.80%             1.82%              1.89%        1.83%         1.78%
   Net investment income                 6.37%(5)          6.22%             5.62%              5.70%        5.09%         4.73%
Portfolio Turnover of the
   Portfolio                               17%               15%               24%                30%          58%           25%
---------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENT (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at July 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable (if any) and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $22,480,295, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire January 31, 2011 ($12,893,267), January 31, 2010 ($628,329),
   January 31, 2009 ($4,844,026), January 31, 2008 ($2,693,858) and January 31,
   2006 ($1,420,815). Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   Additionally, at January 31, 2003, the Fund had net capital losses of $8,467,460 attributable to security transactions incurred after October 31, 2002. These capital losses are treated as arising on the first day of the Fund's taxable year ended January 31, 2004.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENT (UNAUDITED) CONT'D

   date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade-date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   July 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JULY 31, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2003
    -------------------------------------------------------------------------------
    Sales                                            2,892,362            4,438,698
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       123,079              238,095
    Redemptions                                     (2,247,192)          (3,531,575)
    -------------------------------------------------------------------------------
    NET INCREASE                                       768,249            1,145,218
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JULY 31, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2003
    -------------------------------------------------------------------------------
    Sales                                            1,933,336            3,420,524
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       156,497              310,133
    Redemptions                                     (1,609,180)          (3,679,541)
    -------------------------------------------------------------------------------
    NET INCREASE                                       480,653               51,116
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JULY 31, 2003     YEAR ENDED
    CLASS C                                   (UNAUDITED)       JANUARY 31, 2003
    -------------------------------------------------------------------------------
    Sales                                            1,388,189            1,954,655
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        52,193               79,099
    Redemptions                                       (378,477)            (698,553)
    -------------------------------------------------------------------------------
    NET INCREASE                                     1,061,905            1,335,201
    -------------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Certain officers and Trustees of the Fund and of the Portfolio are officers of EVM and BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended July 31, 2003, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $26,661 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2003.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENT (UNAUDITED) CONT'D

   and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $723,105 and $149,105 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended July 31, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At July 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $17,310,000 and $5,138,000 for Class B and Class C shares, respectively.
   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 2003 amounted to $187,983, $241,035, and $49,702 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $191,000 and $4,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended July 31, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended July 31, 2003 aggregated $59,778,411 and $50,920,785, respectively.

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                      30,353,552   423,924
    Donald R. Dwight                           30,524,289   253,188
    James B. Hawkes                            30,533,038   244,439
    Samuel L. Hayes, III                       30,539,257   238,219
    William H. Park                            30,545,583   231,893
    Norton H. Reamer                           30,548,119   229,357
    Lynn A. Stout                              30,494,918   282,559

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the Trust's mandatory retirement policy.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 95.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.9%
-------------------------------------------------------------------------
    $ 7,000        Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $  7,105,280
      2,876        Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power),
                   6.625%, 9/1/20                               2,851,151
      2,000        Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power),
                   (AMT), 5.875%, 9/1/20                        1,831,580
-------------------------------------------------------------------------
                                                             $ 11,788,011
-------------------------------------------------------------------------
Education -- 1.3%
-------------------------------------------------------------------------
    $ 3,000        California Educational Facilities
                   Authority, Residual Certificates,
                   Variable Rate, 12/1/32(1)(2)              $  3,172,740
      2,000        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.50%, 6/1/26(3)                   2,105,080
-------------------------------------------------------------------------
                                                             $  5,277,820
-------------------------------------------------------------------------
Electric Utilities -- 6.6%
-------------------------------------------------------------------------
    $ 4,000        Anaheim, CA, Public Financing Authority,
                   5.00%, 10/1/31                            $  3,919,760
      1,350        Brazos River Authority, TX, (Reliant
                   Energy, Inc.), 5.375%, 4/1/19                1,207,480
      3,000        Brazos River Authority, TX, PCR (Texas
                   Energy Co.), (AMT), 6.75%, 4/1/38            3,253,380
      4,200        Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30(4)                            3,493,896
      1,250        Connecticut Development Authority,
                   (Connecticut Light and Power), Variable
                   Rate, 9/1/22(1)(5)                           1,358,625
      2,500        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/22(1)(5)                                 2,717,250
      3,965        Matagorda County, TX, Navigation
                   District No.1, (Reliant Energy) ,
                   5.95%, 5/1/30                                3,742,286
      4,000        Matagorda County, TX, Navigation
                   District No.1, (Reliant Energy) ,
                   8.00%, 5/1/29                                4,304,640
      1,500        Mississippi Business Finance Corp.,
                   (System Energy Resources, Inc.),
                   5.90%, 5/1/22                                1,479,930
        946        Salt River, AZ, Agricultural
                   Improvements and Power District
                   Electric, Residual Certificates,
                   Variable Rate, 1/1/25(1)(5)                    923,385
-------------------------------------------------------------------------
                                                             $ 26,400,632
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.1%
-------------------------------------------------------------------------
    $10,000        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $  3,539,200
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------
    $ 3,500        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $  1,238,720
      2,880        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), Prerefunded to 9/1/06,
                   10.75%, 9/1/26                               3,652,042
-------------------------------------------------------------------------
                                                             $  8,429,962
-------------------------------------------------------------------------
General Obligations -- 2.3%
-------------------------------------------------------------------------
    $ 2,500        California, 2.00%, 6/16/04                $  2,505,325
      2,500        California, 5.00%, 2/1/33                    2,259,700
      3,000        New York, NY, Variable Rate,
                   6/1/28(1)(2)                                 2,931,450
      4,100        North Carolina, Variable Rate,
                   3/1/28(1)(5)                                 1,637,581
-------------------------------------------------------------------------
                                                             $  9,334,056
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 5.4%
-------------------------------------------------------------------------
    $ 2,845        Illinois Development Finance Authority,
                   (Community Rehabilitation Providers),
                   5.60%, 7/1/19(4)                          $  2,634,385
      3,150        Osceola County, FL, IDA, Community
                   Provider Pooled Loan-93, 7.75%, 7/1/17       3,181,311
      2,399        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.75%, 12/1/36                2,472,562
      1,237        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.00%, 12/1/36                1,284,410
      1,023        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.00%, 12/1/36                1,062,294
      2,232        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.75%, 12/1/36                2,270,130
      1,877        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.90%, 12/1/36                1,938,901
        352        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.25%, 12/1/36                  372,521
        800        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.375%, 12/1/36                 835,831
      2,215        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.50%, 12/1/36                2,287,326
        930        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.70%, 12/1/36                  976,137

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
-------------------------------------------------------------------------
    $ 1,860        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.81%, 9/1/36              $  1,956,998
        558        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.875%, 12/1/36                 590,051
-------------------------------------------------------------------------
                                                             $ 21,862,857
-------------------------------------------------------------------------
Hospital -- 7.1%
-------------------------------------------------------------------------
    $ 2,500        California Health Facilities Authority,
                   (Cedars Sinai Medical Center), Variable
                   Rate, 12/1/34(1)(5)                       $  2,761,525
      2,250        Chautauqua County, NY, IDA, (Women's
                   Christian Association), 6.40%, 11/15/29      2,041,065
      3,685        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.25%, 10/1/18                               4,254,517
      3,700        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.375%, 10/1/28                              4,258,182
      2,000        New Hampshire HEFA, (Littleton
                   Hospital), 6.00%, 5/1/28                     1,598,100
      1,000        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.00%, 8/15/08         822,670
      1,500        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.20%, 8/15/11       1,142,250
      3,010        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.625%, 8/15/29      1,971,580
      1,500        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.75%, 8/15/12       1,178,340
      2,560        Oneida County, NY, Industrial
                   Development Agency, (Elizabeth Medical
                   Center), 6.00%, 12/1/29                      2,209,997
        875        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/13(6)                              282,625
      5,900        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(6)                            1,905,700
      1,785        San Gorgonio, CA, (Memorial Health Care
                   District), 5.75%, 5/1/20                     1,510,663
      2,500        Sullivan County, TN, Health Educational
                   and Housing Facility Board, (Wellmont
                   Health System), 6.25%, 9/1/32                2,526,825
-------------------------------------------------------------------------
                                                             $ 28,464,039
-------------------------------------------------------------------------
Housing -- 6.6%
-------------------------------------------------------------------------
    $   730        Atlanta, GA, Urban Residential Finance
                   Authority, (New Community John Hope
                   Project), (AMT), 7.25%, 6/1/07            $    734,752
      2,500        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20         2,540,775
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------
    $   865        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 9.50%, 8/15/05      $    861,159
      1,855        Jefferson County, MO, IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   6.75%, 11/1/29                               1,769,466
        490        Jefferson County, MO, IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   7.125%, 11/1/29                                475,790
      3,850        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19        3,503,538
      1,500        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.625%, 7/1/33        1,337,730
      2,330        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 8.00%, 1/1/34         2,082,344
      5,000        Muni Mae Tax-Exempt Bond, LLC, (AMT),
                   6.875%, 6/30/09                              5,405,500
      3,290        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                               2,995,677
      1,460        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                               1,314,146
      1,465        Texas Student Housing Corp., (University
                   of Northern Texas), 9.375%, 7/1/06           1,434,030
      2,000        Texas Student Housing Corp., (University
                   of Northern Texas), 11.00%, 7/1/31           1,888,800
        395        Virginia Housing Development Authority,
                   RITES, (AMT), Variable Rate,
                   7/1/21(1)(5)                                   392,274
-------------------------------------------------------------------------
                                                             $ 26,735,981
-------------------------------------------------------------------------
Industrial Development Revenue -- 21.9%
-------------------------------------------------------------------------
    $ 2,370        Abia Development Corp., TX, (Austin
                   Cargoport Development), (AMT),
                   6.50%, 10/1/24                            $  2,125,054
      3,065        Abia Development Corp., TX, (Austin
                   Cargoport Development), (AMT),
                   9.25%, 10/1/21                               3,377,414
      2,000        Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21(6)                       390,000
      3,900        Carbon County, UT, (Laidlaw
                   Environmental Services Inc.), (AMT),
                   7.45%, 7/1/17                                3,636,555
      5,000        Dallas-Fort Worth, TX, International
                   Airport Facility Improvements Corp.,
                   (American Airlines), (AMT),
                   5.95%, 5/1/29                                4,556,250
      1,665        Dallas-Fort Worth, TX, International
                   Airport Facility Improvements Corp.,
                   DRIVERS, 13.985%, 11/1/18(1)(2)              1,800,448
      3,000        Denver, CO, City and County Special
                   Facilities, (United Airlines), (AMT),
                   6.875%, 10/1/32                              1,177,500
      8,000        Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                               6,813,200

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $   675        Florence County, SC, (Stone Container),
                   7.375%, 2/1/07                            $    685,031
      2,700        Hancock County, KY, (Southwire Co.),
                   (AMT), 7.75%, 7/1/25                         2,711,934
      4,000        Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17             4,101,760
      4,200        Houston, TX, Airport System,
                   (Continental Airlines), 6.75%, 7/1/29        3,356,388
      6,965        Indianapolis, IN, Airport Authority,
                   (United Airlines), (AMT),
                   6.50%, 11/15/31(6)                           2,838,238
      4,065        Kansas City, MO, IDA, (Airline Cargo
                   Facilities), (AMT), 8.50%, 1/1/17            4,241,380
      2,500        Los Angeles, CA, Regional Airports
                   Improvements Corp., (Terminal Four),
                   (AMT), 7.50%, 12/1/24                        2,085,250
      2,730        Maryland EDA, (AFCO Cargo), (AMT),
                   6.50%, 7/1/24                                2,516,541
      3,400        Morgantown, KY, Solid Waste Revenue,
                   (IMCO Recycling, Inc.), (AMT),
                   7.45%, 5/1/22                                3,310,546
        920        New Albany, IN, IDA, (K-Mart),
                   7.40%, 6/1/06                                  740,600
     10,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        8,416,500
        500        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18(6)                             455,350
      4,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                3,984,000
      4,000        New Jersey EDA, (School Facilities),
                   5.00%, 6/15/28(7)                            3,943,720
      4,000        New York City, NY, Industrial
                   Development Agency, (American Airlines,
                   Inc.), (AMT), 8.50%, 8/1/28                  2,309,960
      2,000        Perry County, KY, TJ International Inc.,
                   (AMT), 6.55%, 4/15/27                        2,097,460
      1,700        Phoenix, AZ, IDA, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19          968,490
      5,800        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26              3,132,058
     22,211        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                              6,561,964
        214        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                153,931
      6,206        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                              2,826,006
      1,797        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(6)                              3,055
        703        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(6)                              1,195
      3,000        Rumford, ME, Solid Waste Disposal,
                   (Boise Cascade Corp.), 6.875%, 10/1/26       2,922,420
-------------------------------------------------------------------------
                                                             $ 88,240,198
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Electric Utilities -- 0.7%
-------------------------------------------------------------------------
    $ 1,500        Matagorda County, TX, Navigation
                   District No. 1, (Centerpoint Energy,
                   Inc./Houston Light & Power Co.), (MBIA),
                   4.00%, 10/15/15                           $  1,406,550
      1,500        Puerto Rico Electric Power Authority,
                   RITES, (FSA), Variable Rate,
                   7/1/20(1)(2)                                 1,557,930
-------------------------------------------------------------------------
                                                             $  2,964,480
-------------------------------------------------------------------------
Insured-General Obligations -- 1.6%
-------------------------------------------------------------------------
    $ 1,000        California, Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/30(1)(2)     $  1,047,650
      4,900        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(1)(2)                  5,166,070
-------------------------------------------------------------------------
                                                             $  6,213,720
-------------------------------------------------------------------------
Insured-Hospital -- 0.7%
-------------------------------------------------------------------------
    $ 2,415        California Statewide Communities
                   Development Authority, (Sutter Health),
                   Residual Certificates, (FSA), Variable
                   Rate, 8/15/19(1)(2)                       $  2,804,057
-------------------------------------------------------------------------
                                                             $  2,804,057
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.1%
-------------------------------------------------------------------------
    $    75        South Orange County, CA, Public
                   Financing Authority, (FGIC), DRIVERS,
                   Variable Rate, 8/15/15(1)(2)              $    442,163
-------------------------------------------------------------------------
                                                             $    442,163
-------------------------------------------------------------------------
Insured-Transportation -- 2.8%
-------------------------------------------------------------------------
    $ 2,985        Monroe County, NY, Airport Authority,
                   (MBIA), DRIVERS, (AMT), Variable Rate,
                   1/1/18(1)(5)                              $  3,604,149
      2,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 7/1/23(1)(2)          2,132,900
      2,500        Puerto Rico Highway and Transportation
                   Authority, (CIFG), 5.00%, 7/1/23             2,524,250
      3,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(1)(2)                                 3,034,950
-------------------------------------------------------------------------
                                                             $ 11,296,249
-------------------------------------------------------------------------
Miscellaneous -- 1.4%
-------------------------------------------------------------------------
    $ 3,000        Colorado River Indian Tribe, AZ,
                   6.25%, 8/1/04                             $  3,078,720
      2,689        Santa Fe, NM, (1st Interstate Plaza),
                   8.00%, 7/1/13                                2,708,923
-------------------------------------------------------------------------
                                                             $  5,787,643
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Nursing Home -- 6.3%
-------------------------------------------------------------------------
    $ 3,310        Bell County, TX, (Heritage Oaks
                   Healthcare), 6.70%, 6/1/29                $  2,263,808
      3,060        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                         3,155,931
      2,300        Colorado HFA, (Volunteers of America),
                   5.75%, 7/1/20                                2,029,819
      3,600        Colorado HFA, (Volunteers of America),
                   5.875%, 7/1/28                               3,069,648
      1,100        Colorado HFA, (Volunteers of America),
                   6.00%, 7/1/29                                  957,319
      2,500        Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25               2,461,425
      1,190        Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25         1,213,860
      1,930        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                1,638,107
      3,838        Tarrant County, TX, Health Facilities
                   Authority, 8.00%, 9/1/25(6)                  1,513,661
      1,526        Tarrant County, TX, Health Facilities
                   Authority, (3927 Foundation),
                   10.125%, 9/1/09(6)                              64,388
      4,577        Tarrant County, TX, Health Facilities
                   Authority, (3927 Foundation),
                   10.25%, 9/1/19(6)                              193,164
      3,200        Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                3,260,832
      3,790        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29               3,497,753
-------------------------------------------------------------------------
                                                             $ 25,319,715
-------------------------------------------------------------------------
Other Revenue -- 7.7%
-------------------------------------------------------------------------
    $ 6,000        California Statewide Communities
                   Development Authority, (East Valley
                   Tourist Development Authority),
                   8.25%, 10/1/14                            $  5,606,100
      3,000        California Statewide Communities
                   Development Authority, (East Valley
                   Tourist Development Authority),
                   11.00%, 10/1/20                              2,976,210
      3,800        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 8.95%, 10/1/33            4,206,600
      8,700        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 10.00%, 10/1/33          10,261,215
      3,715        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                       3,427,422
      1,200        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(1)(2)      1,620,360
      3,525        Tobacco Settlement Financing Corp., NJ,
                   Variable Rate, 6/1/39(1)(5)                  2,723,803
-------------------------------------------------------------------------
                                                             $ 30,821,710
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Senior Living / Life Care -- 11.9%
-------------------------------------------------------------------------
    $ 7,820        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $  7,132,309
      2,500        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(8)                            1,898,400
      1,000        Chester, PA, IDA, (Senior Life-Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25             1,038,540
      1,870        Chester, PA, IDA, (Senior Life-Choice of
                   Paoli), (AMT), 8.05%, 1/1/24                 1,903,697
      3,500        Delaware County, PA, (White Horse
                   Village), 7.30%, 7/1/14                      3,596,740
      1,585        Delaware County, PA, IDA, (Glen Riddle),
                   (AMT), 8.625%, 9/1/25                        1,662,871
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/13                           407,280
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/13                           388,320
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/14                           368,400
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/14                           351,150
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/15                           332,830
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/15                           316,420
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/16                           300,790
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/16                           285,880
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/17                           271,630
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/17                           258,200
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/18                           245,400
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/18                           233,200
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/19                           221,670
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/19                           210,650
      1,870        Grove City, PA, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,804,849
      3,530        Illinois Development Finance Authority,
                   (Care Institute, Inc. - Illinois),
                   7.80%, 6/1/25                                3,615,638
      7,500        Kansas City, MO, IDA, (Kingswood United
                   Methodist Manor), 5.875%, 11/15/29           6,419,625
      3,410        Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25               3,262,040

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------
    $ 5,220        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                             $  4,804,175
      3,200        Minneapolis, MN, (Walker Methodist
                   Senior Services), 6.00%, 11/15/28            2,611,232
      5,205        North Miami, FL, Health Care Facilities,
                   (Imperial Club), 8.00%, 1/1/33               3,838,948
-------------------------------------------------------------------------
                                                             $ 47,780,884
-------------------------------------------------------------------------
Special Tax Revenue -- 2.5%
-------------------------------------------------------------------------
    $ 2,240        Bell Mountain Ranch, CO, Metropolitan
                   District, 6.625%, 11/15/25                $  2,280,947
      3,400        Bell Mountain Ranch, CO, Metropolitan
                   District, 7.375%, 11/15/19                   3,624,842
      3,800        Cottonwood, CO, Water and Sanitation
                   District, 7.75%, 12/1/20                     4,044,150
-------------------------------------------------------------------------
                                                             $  9,949,939
-------------------------------------------------------------------------
Transportation -- 3.3%
-------------------------------------------------------------------------
    $   930        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.00%, 5/1/21           $    864,705
      1,375        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.125%, 5/1/31             1,277,320
        450        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21                440,271
      5,000        New Jersey Transportation Trust Fund
                   Authority, Variable Rate, 6/15/17(1)(5)      5,208,400
      5,250        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27             5,647,110
-------------------------------------------------------------------------
                                                             $ 13,437,806
-------------------------------------------------------------------------
Water and Sewer -- 0.4%
-------------------------------------------------------------------------
    $ 1,800        Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 1/1/18(1)(2)               $  1,560,870
-------------------------------------------------------------------------
                                                             $  1,560,870
-------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $395,049,875)                            $384,912,792
-------------------------------------------------------------------------

COMMON STOCKS -- 0.0%

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Coal -- 0.0%
----------------------------------------------------------------
Horizon Natural Resources Company(6)       172,103  $      1,721
----------------------------------------------------------------
                                                    $      1,721
----------------------------------------------------------------
Total Common Stocks
   (identified cost $2,237,339)                     $      1,721
----------------------------------------------------------------
Total Investments -- 95.6%
   (identified cost $397,287,214)                   $384,914,513
----------------------------------------------------------------
Other Assets, Less Liabilities -- 4.4%              $ 17,595,697
----------------------------------------------------------------
Net Assets -- 100.0%                                $402,510,210
----------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At July 31, 2003, the concentration of the Portfolio's investments in various states, determined as a percentage of net assets individually represent less than 10% in each state.

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 6.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.1% to 3.3% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (5)  Security has been issued as an inverse floater bond.
 (6)  Non-income producing security.
 (7)  When-issued security.
 (8)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $397,287,214)                          $384,914,513
Cash                                         3,621,249
Receivable for investments sold              6,266,962
Receivable for open swap contracts           1,386,778
Interest receivable                          9,626,421
Receivable for daily variation margin on
   open financial futures contracts            684,375
Prepaid expenses                                   437
------------------------------------------------------
TOTAL ASSETS                              $406,500,735
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for when-issued securities        $  3,947,053
Accrued expenses                                43,472
------------------------------------------------------
TOTAL LIABILITIES                         $  3,990,525
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $402,510,210
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $409,834,357
Net unrealized depreciation (computed on
   the basis of identified cost)            (7,324,147)
------------------------------------------------------
TOTAL                                     $402,510,210
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2003
Investment Income
-----------------------------------------------------
Interest                                  $15,670,320
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $15,670,320
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,219,182
Trustees' fees and expenses                     7,860
Custodian fee                                  83,073
Legal and accounting services                  11,435
Miscellaneous                                  12,143
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,333,693
-----------------------------------------------------

NET INVESTMENT INCOME                     $14,336,627
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 2,791,465
   Financial futures contracts               (494,699)
-----------------------------------------------------
NET REALIZED GAIN                         $ 2,296,766
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,307,651)
   Financial futures contracts              3,781,105
   Interest rate swap contracts             1,386,778
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 3,860,232
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 6,156,998
-----------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $20,493,625
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JULY 31, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       JANUARY 31, 2003
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     14,336,627  $     26,710,778
   Net realized gain (loss)                      2,296,766       (21,333,592)
   Net change in unrealized appreciation
      (depreciation)                             3,860,232        22,192,449
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     20,493,625  $     27,569,635
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     59,778,411  $     93,176,293
   Withdrawals                                 (50,920,785)      (94,678,809)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      8,857,626  $     (1,502,516)
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     29,351,251  $     26,067,119
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    373,158,959  $    347,091,840
----------------------------------------------------------------------------
AT END OF PERIOD                          $    402,510,210  $    373,158,959
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       ---------------------------------------------------------------
                                  (UNAUDITED)           2003         2002(1)        2001         2000         1999
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.69%(2)        0.71%         0.70%         0.72%        0.68%        0.67%
   Expenses after custodian
      fee reduction                       0.69%(2)        0.71%         0.70%         0.72%        0.67%        0.66%
   Net investment income                  7.47%(2)        7.32%         6.69%         6.86%        6.25%        5.88%
Portfolio Turnover                          17%             15%           24%           29%          58%          25%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           5.42%           7.72%         5.55%           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $402,510        $373,159      $347,092      $328,134     $338,925     $390,909
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change for the year ended January 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2003, the Eaton Vance High Yield Municipals Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Interest Rate Swaps -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, the Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 J Other -- Investment transactions are accounted for on a trade date basis.
 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 2003, the fee was equivalent to 0.64% (annualized) of the Portfolio's average net assets for such period and amounted to $1,219,182. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $76,530,448 and $63,052,571, respectively, for the six months ended July 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2003 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $394,586,819
    ------------------------------------------------------
    Gross unrealized appreciation             $ 20,544,531
    Gross unrealized depreciation              (32,722,161)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(12,177,630)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At July 31, 2003, the Portfolio entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. whereby the Portfolio makes bi-annual payments at a fixed rate equal to 4.423% on the notional amount of $25,000,000. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates September 4, 2013 is recorded as a receivable for open swap contracts of $1,386,778 on July 31, 2003.

   A summary of obligations under these financial instruments at July 31, 2003 is as follows:

                                   FUTURES CONTRACTS
    -------------------------------------------------------------------------------
    EXPIRATION                                                       NET UNREALIZED
    DATE(S)      CONTRACTS                                 POSITION  APPRECIATION
    -------------------------------------------------------------------------------
    9/03         150 U.S. Treasury Bond                       Short  $    1,621,628
    9/03         250 U.S. Treasury Note                       Short       2,040,148
    -------------------------------------------------------------------------------
                                                                     $    3,661,776
    -------------------------------------------------------------------------------

   At July 31, 2003, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

7 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             99%           1%
    Donald R. Dwight                                  99%           1%
    James B. Hawkes                                   99%           1%
    Samuel L. Hayes, III                              99%           1%
    William H. Park                                   99%           1%
    Norton H. Reamer                                  99%           1%
    Lynn A. Stout                                     99%           1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the Portfolio's mandatory retirement policy.

EATON VANCE HIGH YIELD MUNICIPALS FUND

INVESTMENT MANAGEMENT

EATON VANCE HIGH YIELD MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel. L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

HIGH YIELD MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

             INVESTMENT ADVISER OF HIGH YIELD MUNICIPALS PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

            ADMINISTRATOR OF EATON VANCE HIGH YIELD MUNICIPALS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                             PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                   CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                   PFPC Inc.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                 (800) 262-1122


                     EATON VANCE HIGH YIELD MUNICIPALS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

416-9/03                                                          HYSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST II (ON BEHALF OF EATON VANCE HIGH YIELD MUNICIPALS
FUND)


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: September 23, 2003
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: September 23, 2003
      ------------------


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: September 23, 2003
      ------------------